Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Effect of interest rate swap hedges on results
Unrealized gains			$ 10,207,000	$ 16,770,000
Unrealized and realized gains (losses) on fair value interest rate swaps	(27,323,000)	(24,855,000)	(55,115,000)	(57,066,000)
Interest rate swap contracts
Financial Instruments
Unrealized gains related to fair value changes			58,600,000	76,000,000
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value of swap liabilities	(108,383,000)		(108,383,000)		(168,508,000)
Total fair value of swap liabilities	(109,004,000)		(109,004,000)		(167,622,000)
Unrealized losses reclassified from accumulated OCI into earnings			48,200,000	58,800,000
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	62,200,000		62,200,000
Effect of interest rate swap hedges on results
Total realized losses	(31,000,000)	(36,600,000)	(63,800,000)	(72,500,000)
Amortization of deferred realized losses	(1,000,000)	(1,000,000)	(2,000,000)	(2,000,000)
Unrealized gains	4,600,000	12,600,000	10,400,000	17,200,000
Unrealized and realized gains (losses) on fair value interest rate swaps	(27,400,000)	(25,000,000)	(55,400,000)	(57,300,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,934,000)		(6,934,000)		(11,586,000)
RBS | Interest rate swap contracts | 4.922% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.922%		4.922%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities					(2,052,000)
RBS | Interest rate swap contracts | 4.9775% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9775%		4.9775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(2,030,000)		(2,030,000)		(6,732,000)
RBS | Interest rate swap contracts | 5.12% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,685,000)		(6,685,000)		(8,919,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,661,000)		(6,661,000)		(8,869,000)
HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Financial Instruments
Notional Amount on Effective Date	400,000,000		400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%		4.855%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,259,000)		(8,259,000)		(17,298,000)
CITI | Interest rate swap contracts | 5.124% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.124%		5.124%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(7,859,000)		(7,859,000)		(12,520,000)
CITI | Interest rate swap contracts | 5.1775% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%		5.1775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,027,000)		(8,027,000)		(12,738,000)
CITI | Interest rate swap contracts | 4.9975% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9975%		4.9975%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(3,936,000)		(3,936,000)		(9,797,000)
CITI | Interest rate swap contracts | 5.1% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,228,000)		(16,228,000)		(21,774,000)
CITI | Interest rate swap contracts | 4.98% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,607,000)		(6,607,000)		(8,754,000)
CITI | Interest rate swap contracts | 4.695% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.695%		4.695%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(13,940,000)		(13,940,000)		(17,870,000)
Eurobank | Interest rate swap contracts | 4.8125% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%		4.8125%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(12,942,000)		(12,942,000)		(17,067,000)
Eurobank | Interest rate swap contracts | 4.755% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.755%		4.755%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,275,000)		(8,275,000)		(12,532,000)
ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Financial Instruments
Notional Amount on Effective Date	325,000,000		325,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%		1.4975%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap liabilities	(470,000)		(470,000)		382,000
ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%		1.4125%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap liabilities	$ (151,000)		$ (151,000)		$ 504,000